UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21654

Pioneer Floating Rate Trust
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Floating Rate Trust

NQ | February 28, 2019

Ticker Symbol: PHD

Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS - 146.5%
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 131.8% of Net Assets*(a)
	Aerospace & Defense - 5.4%
888,333	Accudyne Industries Borrower SCA/Accudyne Industries LLC (fka Silver II US Holdings LLC), Initial Term Loan, 5.493% (LIBOR + 300 bps), 8/18/24	$888,804
627,900	Air Canada, Replacement Term Loan, 4.493% (LIBOR + 200 bps), 10/6/23	627,507
1,229,839	American Airlines, Inc., 2017 Class B Term Loan, 4.489% (LIBOR + 200 bps), 12/14/23	1,202,936
2,058,000	American Airlines, Inc., 2017 Class B Term Loan, 4.493% (LIBOR + 200 bps), 4/28/23	2,024,129
2,881,181	American Airlines, Inc., 2018 Replacement Term Loan, 4.229% (LIBOR + 175 bps), 6/27/25	2,830,761
1,562,617	DAE Aviation Holdings, Inc., Initial Term Loan, 6.24% (LIBOR + 375 bps), 7/7/22	1,562,422
650,350(b)	Dynasty Acquisition Co., Inc. (aka StandardAero Holding Corp.), Initial Term B-1 Loan, 3/31/23	652,905
349,650(b)	Dynasty Acquisition Co., Inc. (aka StandardAero Holding Corp.), Term B Loan, 1/23/26	351,024
1,703,330	MACOM Technology Solutions Holdings, Inc. (fka M/A-COM Technology Solutions Holdings, Inc.), Initial Term Loan, 4.743% (LIBOR + 225 bps), 5/17/24	1,613,906
598,987	MRO Holdings, Inc., Initial Term Loan, 7.379% (LIBOR + 475 bps), 10/25/23	601,982
1,477,500	Peraton Corp. (fka MHVC Acquisition Corp.), First Lien Initial Term Loan, 8.06% (LIBOR + 525 bps), 4/29/24	1,444,256
981,652	Transdigm, Inc., New Tranche F Term Loan, 4.993% (LIBOR + 250 bps), 6/9/23	971,018
295,515	Transdigm, Inc., New Tranche G Term Loan, 4.993% (LIBOR + 250 bps), 8/22/24	291,858
236,414	United AirLines, Inc., Refinanced Term Loan, 4.243% (LIBOR + 175 bps), 4/1/24	236,562
847,875	WP CPP Holdings LLC, First Lien Initial Term Loan, 6.509% (LIBOR + 375 bps), 4/30/25	846,639
	Total Aerospace & Defense	$16,146,709
	Automobile - 5.6%
1,555,162	Allison Transmission, Inc., New Term Loan, 4.24% (LIBOR + 175 bps), 9/23/22	$1,554,945
1,497,650	American Axle & Manufacturing, Inc., Tranche B Term Loan, 4.74% (LIBOR + 225 bps), 4/6/24	1,468,064
322,474	Bombardier Recreational Products, Inc., Term B Loan, 4.49% (LIBOR + 200 bps), 5/23/25	319,612
492,505	Bright Bidco BV (aka Lumileds LLC), 2018 Refinancing Term B Loan, 6.203% (LIBOR + 350 bps), 6/30/24	405,496
1,684,375	Commercial Vehicle Group, Inc., Initial Term Loan, 8.57% (LIBOR + 600 bps/PRIME + 500 bps), 4/12/23	1,667,531
786,019	Cooper-Standard Automotive, Inc., Additional Term B-1 Loan, 4.493% (LIBOR + 200 bps), 11/2/23	765,386
1,381,926	CWGS Group LLC (aka Camping World, Inc.), Term Loan, 5.264% (LIBOR + 275 bps), 11/8/23	1,312,830
691,667	Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.49% (LIBOR + 200 bps), 3/3/25	679,850
450,859	KAR Auction Services, Inc., Tranche B-4 Term Loan, 5.063% (LIBOR + 225 bps), 3/11/21	450,859
589,445	KAR Auction Services, Inc., Tranche B-5 Term Loan, 5.313% (LIBOR + 250 bps), 3/9/23	589,445
1,898,993	Navistar, Inc., Tranche B Term Loan, 6.02% (LIBOR + 350 bps), 11/6/24	1,897,394
896,739	Superior Industries International, Inc., Replacement Term Loan, 6.493% (LIBOR + 400 bps), 5/22/24	878,804
1,091,193	Thor Industries, Inc., Initial USD Term Loan, 6.313% (LIBOR + 375 bps), 2/1/26	1,066,641
1,081,458	TI Group Automotive Systems LLC, Initial US Term Loan, 4.993% (LIBOR + 250 bps), 6/30/22	1,064,785
1,711,287	Tower Automotive Holdings USA LLC, Initial Term Loan, 5.313% (LIBOR + 275 bps), 3/7/24	1,664,226
600,000(b)	TRICO GROUP LLC, Incremental Term Loan, 2/2/24	574,500
466,667	Visteon Corp., New Term Loan, 4.262% (LIBOR + 175 bps), 3/25/24	460,250
	Total Automobile	$16,820,618
	Beverage, Food & Tobacco - 3.7%
2,274,193	Chobani LLC (Chobani Idaho LLC), First Lien New Term Loan, 5.993% (LIBOR + 350 bps), 10/10/23	$2,214,968
894,505	CTI Foods Holding Co. LLC, First Lien Term Loan, 6.1% (LIBOR + 350 bps), 6/29/20	480,797
1,000,000	CTI Foods Holding Co. LLC, Second Lien Term Loan, 9.85% (LIBOR + 725 bps), 6/28/21	65,000
1,431,875	Give and Go Prepared Foods Corp. (fka GG Foods Acquisition Corp.), First Lien 2017 Term Loan, 7.053% (LIBOR + 425 bps), 7/29/23	1,333,434
1,066,882	H-Food Holdings LLC (aka Hearthside Food Solutions LLC), Initial Term Loan, 6.181% (LIBOR + 369 bps), 5/23/25	1,057,014
1,831,122	JBS USA Lux SA (fka JBS USA LLC), Initial Term Loan, 5.256% (LIBOR + 250 bps), 10/30/22	1,827,917
1,178,430	Post Holdings, Inc., Series A Incremental Term Loan, 4.49% (LIBOR + 200 bps), 5/24/24	1,176,220
1,428,231	Shearer's Foods LLC, First Lien Term Loan, 6.743% (LIBOR + 425 bps), 6/30/21	1,417,520
995,000	Sigma Holdco BV (aka Flora Foods), Facility B2, 5.797% (LIBOR + 300 bps), 7/2/25	987,952
500,000	Sunshine Investments BV (aka Refresco Group), Facility B3, 5.934% (LIBOR + 325 bps), 3/28/25	497,500
	Total Beverage, Food & Tobacco	$11,058,322
	Broadcasting & Entertainment - 3.7%
1,938,507	Charter Communications Operating LLC (aka CCO Safari LLC), Term B Loan, 4.5% (LIBOR + 200 bps), 4/30/25	$1,935,392
1,372,386	Creative Artists Agency LLC, Refinancing Term Loan, 5.481% (LIBOR + 300 bps), 2/15/24	1,366,381
728,809	Gray Television, Inc., Term B-2 Loan, 4.764% (LIBOR + 225 bps), 2/7/24	726,607
1,929,458	MediArena Acquisition BV (fka AP NMT Acquisition BV), First Lien Dollar Term B Loan, 8.547% (LIBOR + 575 bps), 8/13/21	1,920,413
1,975,000	Numericable US LLC, USD TLB-[12] Term Loan, 6.176% (LIBOR + 369 bps), 1/31/26	1,915,134
87,390	CBS Radio, Inc., Additional Term B-1 Loan, 5.243% (LIBOR + 275 bps), 11/18/24	87,169
2,047,088	Sinclair Television Group, Inc., Tranche B Term Loan, 4.75% (LIBOR + 225 bps), 1/3/24	2,044,504
915,370	UPC Financing Partnership, Facility AR, 4.989% (LIBOR + 250 bps), 1/15/26	915,227
	Total Broadcasting & Entertainment	$10,910,827
Principal Amount USD ($)		Value
	Building Materials - 2.6%
944,140	Circor International, Inc., Initial Term Loan, 6.004% (LIBOR + 350 bps), 12/11/24	$926,437
746,250	Hamilton Holdco LLC (Reece International Pty, Ltd), Term Loan, 4.81% (LIBOR + 200 bps), 7/2/25	745,299
1,481,250	HD Supply Waterworks, Ltd., Initial Term Loan, 5.721% (LIBOR + 300 bps), 8/1/24	1,472,610
1,643,250	Janus International Group LLC, Initial First Lien Term Loan, 5.493% (LIBOR + 300 bps), 2/12/25	1,589,844
1,654,810	Summit Materials LLC, New Term Loan, 4.493% (LIBOR + 200 bps), 11/21/24	1,647,570
1,477,500	WKI Holding Co., Inc. (aka World Kitchen), Initial Term Loan, 6.509% (LIBOR + 400 bps), 5/1/24	1,459,031
	Total Building Materials	$7,840,791
	Buildings & Real Estate - 5.0%
1,223,241	American Bath Group LLC, First Lien Replacement Term Loan, 7.053% (LIBOR + 425 bps), 9/30/23	$1,220,183
491,250	American Builders & Contractors Supply Co., Inc., Term B-2 Loan, 4.493% (LIBOR + 200 bps), 10/31/23	489,050
491,607	Associated Asphalt Partners LLC, Tranche B Term Loan, 7.743% (LIBOR + 525 bps), 4/5/24	486,384
746,241	Beacon Roofing Supply, Inc., Initial Term Loan, 4.767% (LIBOR + 225 bps), 1/2/25	740,924
2,176,603	Builders FirstSource, Inc., Refinancing Term Loan, 5.803% (LIBOR + 300 bps), 2/29/24	2,097,701
1,197,000	DTZ US Borrower LLC (aka Cushman & Wakefield), Closing Date Term Loan, 5.743% (LIBOR + 325 bps), 8/21/25	1,192,810
1,534,500	Packers Holdings LLC, Initial Term Loan, 5.494% (LIBOR + 300 bps), 12/4/24	1,507,646
861,875	Penn Engineering & Manufacturing Corp., Tranche B Term Loan, 5.249% (LIBOR + 275 bps), 6/27/24	858,621
696,500	Southwire Co. LLC (fka Southwire Co.), Initial Term Loan, 4.481% (LIBOR + 200 bps), 5/19/25	690,841
1,930,661	Uniti Group Inc., Shortfall Term Loan, 5.493% (LIBOR + 300 bps), 10/24/22	1,796,722
1,977,273	VICI Properties 1 LLC, Term B Loan, 4.481% (LIBOR + 200 bps), 12/20/24	1,969,364
1,903,287	WireCo WorldGroup, Inc. (WireCo WorldGroup Finance LP), First Lien Initial Term Loan, 7.493% (LIBOR + 500 bps), 9/29/23	1,907,251
	Total Buildings & Real Estate	$14,957,497
	Chemicals, Plastics & Rubber - 8.5%
801,723	Allnex (Luxembourg) & Cy SCA (fka AI Chem & Cy SCA), Tranche B-2 Term Loan, 5.879% (LIBOR + 325 bps), 9/13/23	$794,708
604,035	Allnex (Luxembourg) & Cy SCA (fka AI Chem & Cy SCA), Tranche B-3 Term Loan, 5.879% (LIBOR + 325 bps), 9/13/23	598,750
444,375	Archroma Finance S.a.r.l., Facility B2, 6.798% (LIBOR + 400 bps), 8/12/24	437,709
1,228,472	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems US Holdings, Inc.), Term B-3 Dollar Loan, 4.553% (LIBOR + 175 bps), 6/1/24	1,217,394
994,987	Chemours Co., Tranche B-2 US Dollar Term Loan, 4.25% (LIBOR + 175 bps), 4/3/25	986,269
412,231	Element Solutions, Inc. (Macdermid, Inc.), Initial Term Loan, 4.743% (LIBOR + 225 bps), 1/30/26	411,973
492,443	Entegris, Inc. (fka Versum Materials, Inc.), Term Loan, 4.803% (LIBOR + 200 bps), 9/29/23	490,904
1,440,138	Ferro Corporation, Tranche B-1 Term Loan, 5.053% (LIBOR + 225 bps), 2/14/24	1,425,736
318,134	H.B. Fuller Co., Commitment, 4.48% (LIBOR + 200 bps), 10/20/24	315,519
1,000,538	Infiltrator Water Technologies LLC, First Lien Term B-2 Loan, 5.803% (LIBOR + 300 bps), 5/27/22	999,287
1,278,675	LTI Holdings, Inc., First Lien Initial Term Loan, 5.993% (LIBOR + 350 bps), 9/6/25	1,253,901
500,000	LTI Holdings, Inc., Second Lien Initial Term Loan, 9.243% (LIBOR + 675 bps), 9/6/26	482,500
1,237,500	Natgasoline LLC, Initial Term Loan, 6.25% (LIBOR + 350 bps), 11/14/25	1,240,594
1,377,143	Omnova Solutions, Inc., Term B-2 Loan, 5.743% (LIBOR + 325 bps), 8/25/23	1,373,700
556,862	Orion Engineered Carbons GmbH, Initial Dollar Term Loan, 4.803% (LIBOR + 200 bps), 7/25/24	552,686
1,228,883	PQ Corp., Third Amendment Tranche B-1 Term Loan, 5.244% (LIBOR + 250 bps), 2/8/25	1,223,507
2,004,905	Reynolds Group Holdings, Inc., Incremental US Term Loan, 5.243% (LIBOR + 275 bps), 2/5/23	1,998,998
595,870	Ring Container Technologies Group LLC, First Lien Initial Term Loan, 5.243% (LIBOR + 275 bps), 10/31/24	586,932
575,000	Starfruit Finco BV (Starfruit US Holdco LLC) (aka AkzoNobel), Initial Dollar Term Loan, 5.764% (LIBOR + 325 bps), 10/1/25	573,562
1,304,689	Tank Holding Corp. (Roto Acquisition Corp), Replacement Term Loan, 5.763% (LIBOR + 325 bps), 3/16/22	1,302,242
1,361,963	Tata Chemicals North America, Term Loan, 5.563% (LIBOR + 275 bps), 8/7/20	1,358,558
1,039,500	Trident TPI Holdings, Inc., Tranche B-1 Term Loan, 5.743% (LIBOR + 325 bps), 10/17/24	1,016,761
404,058	Tronox Blocked Borrower LLC, First Lien Blocked Dollar Term Loan, 5.493% (LIBOR + 300 bps), 9/23/24	403,452
932,442	Tronox Finance LLC, First Lien Initial Dollar Term Loan, 5.493% (LIBOR + 300 bps), 9/23/24	931,043
1,333,672	Twist Beauty International Holdings SA, Facility B2, 5.886% (LIBOR + 300 bps), 4/22/24	1,317,835
1,376,551	Univar USA, Inc., Term B-3 Loan, 4.743% (LIBOR + 225 bps), 7/1/24	1,376,379
744,370	Vantage Specialty Chemicals, Inc., First Lien Closing Date Term Loan, 6.056% (LIBOR + 350 bps), 10/28/24	736,927
	Total Chemicals, Plastics & Rubber	$25,407,826
	Computers & Electronics - 3.5%
790,000	Applied Systems, Inc., First Lien Closing Date Term Loan, 5.493% (LIBOR + 300 bps), 9/19/24	$785,063
750,000	Applied Systems, Inc., Second Lien Initial Term Loan, 9.493% (LIBOR + 700 bps), 9/19/25	759,375
1,000,000	Brooks Automation, Inc., 2018 Incremental Term B Loan, 5.69% (LIBOR + 300 bps), 10/4/24	998,750
1,240,625	Chloe OX Parent LLC, Initial Term Loan, 7.303% (LIBOR + 450 bps), 12/23/24	1,240,625
1,394,002	Dynatrace LLC, First Lien Term Loan, 5.743% (LIBOR + 325 bps), 8/22/25	1,391,678
782,028	Energy Acquisition LP (aka Electrical Components International), First Lien Initial Term Loan, 7.053% (LIBOR + 425 bps), 6/26/25	762,478
Principal Amount USD ($)		Value
	Computers & Electronics - (continued)
749,254	Infor (US), Inc. (fka Lawson Software, Inc.), Tranche B-6 Term Loan, 5.243% (LIBOR + 275 bps), 2/1/22	$750,659
462,176	Kronos, Inc., First Lien Incremental Term Loan, 5.736% (LIBOR + 300 bps), 11/1/23	461,237
893,333(b)	Microchip Technology, Inc., Initial Term Loan (LIBOR + 200 bps), 5/29/25	892,775
393,237	ON Semiconductor Corp., 2018 New Replacement Term B-3 Loan, 4.243% (LIBOR + 175 bps), 3/31/23	392,640
2,235,938	Ultra Clean Holdings, Inc., Term Loan B, 6.993% (LIBOR + 450 bps), 8/27/25	2,135,320
	Total Computers & Electronics	$10,570,600
	Construction & Building - 0.8%
1,240,625	McDermott International, Inc., Term Loan, 7.493% (LIBOR + 500 bps), 5/12/25	$1,197,203
1,265,326	Quikrete Holdings, Inc., First Lien Initial Term Loan, 5.243% (LIBOR + 275 bps), 11/15/23	1,250,563
	Total Construction & Building	$2,447,766
	Containers, Packaging & Glass - 0.8%
943,270	Berry Global, Inc. (fka Berry Plastics Corp.), Term Q Loan, 4.61% (LIBOR + 200 bps), 10/1/22	$942,222
1,311,679	Plastipak Holdings, Inc., Tranche B Term Loan, 5.0% (LIBOR + 250 bps), 10/14/24	1,297,332
	Total Containers, Packaging & Glass	$2,239,554
	Diversified & Conglomerate Manufacturing - 3.0%
1,485,061	Commercial Barge Line Co., Initial Term Loan, 11.243% (LIBOR + 875 bps), 11/12/20	$1,026,548
324,373	Delos Finance S.a r.l., New Term Loan, 4.553% (LIBOR + 175 bps), 10/6/23	324,711
879,823	ExamWorks Group, Inc. (fka Gold Merger Co., Inc.), Term B-1 Loan, 5.743% (LIBOR + 325 bps), 7/27/23	880,373
938,629	Installed Building Products, Inc., Tranche B-2 Term Loan, 4.993% (LIBOR + 250 bps), 4/15/25	921,030
2,074,241	Pelican Products, Inc., First Lien Term Loan, 6.012% (LIBOR + 350 bps), 5/1/25	2,052,202
298,148	Ranpak Corp., Second Lien Initial Term Loan, 9.731% (LIBOR + 725 bps), 10/3/22	297,403
1,544,962	Ranpak Corp., Tranche B-1 USD Term Loan, 5.743% (LIBOR + 325 bps), 10/1/21	1,539,168
1,714,134	STG-Fairway Acquisitions, Inc. (aka First Advantage), First Lien Term Loan, 7.743% (LIBOR + 525 bps), 6/30/22	1,709,849
	Total Diversified & Conglomerate Manufacturing	$8,751,284
	Diversified & Conglomerate Service - 11.3%
1,655,978	Alion Science and Technology Corp., First Lien Term Loan, 6.993% (LIBOR + 450 bps), 8/19/21	$1,655,461
750,000	Allied Universal Holdco LLC (fka USAGM Holdco LLC), First Lien Incremental Term Loan, 6.743% (LIBOR + 425 bps), 7/28/22	741,563
916,982	Allied Universal Holdco LLC (fka USAGM Holdco LLC), First Lien Initial Term Loan, 6.243% (LIBOR + 375 bps), 7/28/22	903,227
290,287	ASGN, Inc. (fka On Assignment, Inc.), Initial Term B-1 Loan, 4.493% (LIBOR + 200 bps), 6/3/22	289,743
191,484	ASGN, Inc. (fka On Assignment, Inc.), Initial Term B-2 Loan, 4.493% (LIBOR + 200 bps), 4/2/25	190,607
347,160	AVSC Holding Corp. (aka PSAV, Inc.), Firxt Lien Initial Term Loan, 5.863% (LIBOR + 325 bps), 3/3/25	343,254
764,951	Booz Allen Hamilton, Inc., New Refinancing Tranche B Term Loan, 4.493% (LIBOR + 200 bps), 6/30/23	766,386
3,336,979	Bright Horizons Family Solutions LLC (fka Bright Horizons Family Solutions, Inc.), Term B Loan, 4.243% (LIBOR + 175 bps), 11/7/23	3,318,208
1,911,982	CB Poly Investments LLC, First Lien Closing Date Term Loan, 6.243% (LIBOR + 375 bps), 8/16/23	1,919,152
1,526,677	Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), Closing Date Term Loan, 5.243% (LIBOR + 275 bps), 3/1/24	1,517,374
1,970,000	Constellis Holdings LLC, First Lien Term B Loan, 7.744% (LIBOR + 500 bps), 4/21/24	1,904,334
1,204,848	DBRS, Ltd., Initial Term Loan, 7.879% (LIBOR + 525 bps), 3/4/22	1,198,196
1,017,737	DG Investment Intermediate Holdings 2, Inc. (aka Convergint Technologies Holdings LLC), First Lien Initial Term Loan, 5.493% (LIBOR + 300 bps), 2/3/25	1,002,471
1,204,345	DTI Holdco, Inc., Replacement B-1 Term Loan, 7.494% (LIBOR + 475 bps), 9/29/23	1,136,600
828,262	Filtration Group Corp., Initial Dollar Term Loan, 5.493% (LIBOR + 300 bps), 3/29/25	827,227
646,339	Gates Global LLC, Initial B-2 Dollar Term Loan, 5.243% (LIBOR + 275 bps), 4/1/24	645,194
1,098,115	GHX Ultimate Parent Corp., First Lien Initial Term Loan, 6.063% (LIBOR + 325 bps), 6/28/24	1,082,330
240,601	IAP Worldwide Services, Inc., Second Lien Term Loan, 9.303% (LIBOR + 650 bps), 7/18/19	239,097
1,090,664	Jaguar Holding Co. I, LLC (fka Jaguar Holding Co. I) (aka Pharmaceutical Product Development LLC), 2018 Term Loan, 4.993% (LIBOR + 250 bps), 8/18/22	1,087,812
997,487	Mitchell International, Inc., First Lien Initial Term Loan, 5.743% (LIBOR + 325 bps), 11/29/24	977,226
495,000(b)	National Mentor Holdings, Inc. (aka Civitas Solutions, Inc.), Term Loan B, 2/5/26	495,154
31,000(b)	National Mentor Holdings, Inc. (aka Civitas Solutions, Inc.), Term Loan C, 2/5/26	31,010
1,606,875	National Mentor Holdings, Inc. (aka Civitas Solutions, Inc.), Tranche B Term Loan, 5.803% (LIBOR + 300 bps), 1/31/21	1,606,875
2,180,249	NVA Holdings, Inc., First Lien Term B-3 Loan, 5.243% (LIBOR + 275 bps), 2/2/25	2,133,919
1,526,424	Press Ganey Holdings, Inc., First Lien Incremental B-2018 Term Loan, 5.243% (LIBOR + 275 bps), 10/23/23	1,518,792
298,500	Sound Inpatient Physicians, Inc., First Lien Initial Term Loan, 5.243% (LIBOR + 275 bps), 6/27/25	297,940
1,330,367	Tempo Acquisition LLC, Initial Term Loan, 5.493% (LIBOR + 300 bps), 5/1/24	1,331,475
1,223,457(b)	Trico Group LLC, First Lien Initial Term Loan (LIBOR + 650 bps), 2/2/24	1,174,519
1,296,000	West Corp., Incremental Term B-1 Loan, 6.129% (LIBOR + 350 bps), 10/10/24	1,224,072
1,397,870	West Corp., Initial Term B Loan, 6.629% (LIBOR + 400 bps), 10/10/24	1,328,268
731,250	WEX, Inc., Term B-2 Loan, 4.743% (LIBOR + 225 bps), 6/30/23	729,041
	Total Diversified & Conglomerate Service	$33,616,527
Principal Amount USD ($)		Value
	Diversified Natural Resources & Precious Metals - 0.3%
934,250	84 Lumber Co., Term B-1 Loan, 7.74% (LIBOR + 525 bps), 10/25/23	$930,746
	Total Diversified Natural Resources & Precious Metals	$930,746
	Educational Services - 0.3%
945,314	Laureate Education, Inc., Series 2024 Term Loan, 5.993% (LIBOR + 350 bps), 4/26/24	$948,155
	Total Educational Services	$948,155
	Electric & Electrical – 0.9%
1,121,903	Dell International LLC (EMC Corp.), Refinancing Term B Loan, 4.5% (LIBOR + 200 bps), 9/7/23	$1,119,940
245,592	Micron Technology, Inc., Term Loan, 4.25% (LIBOR + 175 bps), 4/26/22	245,414
212,096	MKS Instruments, Inc., Tranche B-4 Term Loan, 4.493% (LIBOR + 200 bps), 5/1/23	212,228
500,000	MKS Instruments, Inc., Tranche B-5 Term Loan, 4.759% (LIBOR + 225 bps), 2/2/26	500,156
587,266	Rackspace Hosting, Inc., First Lien Term B Loan, 5.737% (LIBOR + 300 bps), 11/3/23	561,573
	Total Electric & Electrical	$2,639,311
	Electronics - 4.7%
695,332	Access CIG LLC, First Lien Term B Loan, 6.243% (LIBOR + 375 bps), 2/27/25	$690,117
662,843	Avast Software BV, 2018 Refinancing Dollar Term Loan, 5.303% (LIBOR + 250 bps), 9/29/23	661,969
1,128,144	First Data Corp., 2022D New Dollar Term Loan, 4.49% (LIBOR + 200 bps), 7/8/22	1,128,185
1,131,090	First Data Corp., 2024A New Dollar Term Loan, 4.49% (LIBOR + 200 bps), 4/26/24	1,130,982
1,179,063	Mirion Technologies (Finance) LLC (Mirion Technologies, Inc.), First Lien Initial Term Loan, 7.553% (LIBOR + 475 bps), 3/31/22	1,162,850
1,292,365	nThrive, Inc. (fka Precyse Acquisition Corp.), Additional Term B-2 Loan, 6.993% (LIBOR + 450 bps), 10/20/22	1,269,749
1,128,739	Rovi Solutions Corp./ Rovi Guides, Inc., Term B Loan, 5.0% (LIBOR + 250 bps), 7/2/21	1,117,922
2,812,560	Scientific Games International, Inc., Initial Term B-5 Loan, 5.312% (LIBOR + 275 bps), 8/14/24	2,791,173
582,077	SS&C Technologies Holdings, Inc., 2017 Refinancing New Term B-1 Loan, 4.743% (LIBOR + 225 bps), 7/8/22	582,077
616,068	SS&C Technologies Holdings, Inc., Term B-3 Loan, 4.743% (LIBOR + 225 bps), 4/16/25	614,472
235,988	SS&C Technologies Holdings, Inc., Term B-4 Loan, 4.743% (LIBOR + 225 bps), 4/16/25	235,377
1,311,614	Verint Systems, Inc., Refinancing Term Loan, 4.509% (LIBOR + 200 bps), 6/28/24	1,307,499
1,394,186	Western Digital Corp., US Term B-4 Loan, 4.231% (LIBOR + 175 bps), 4/29/23	1,373,843
	Total Electronics	$14,066,215
	Entertainment & Leisure - 0.8%
833,000	Cedar Fair LP, US Term B Loan, 4.243% (LIBOR + 175 bps), 4/13/24	$833,000
468,474	Live Nation Entertainment, Inc., Term B-3 Loan, 4.25% (LIBOR + 175 bps), 10/31/23	467,010
1,126,168	Sabre GLBL, Inc. (fka Sabre, Inc.), 2018 Other Term B Loan, 4.493% (LIBOR + 200 bps), 2/22/24	1,125,323
	Total Entertainment & Leisure	$2,425,333
	Environmental Services - 1.3%
838,597	Advanced Disposal Services, Inc. (fka ADS Waste Holdings, Inc.), Additional Term Loan, 4.667% (LIBOR + 225 bps), 11/10/23	$838,925
555,724	EWT Holdings III Corp. (fka WTG Holdings III Corp.), Refinancing 2017-2 First Lien Term Loan, 5.493% (LIBOR + 300 bps), 12/20/24	556,419
1,045,927	GFL Environmental, Inc., Effective Date Incremental Term Loan, 5.493% (LIBOR + 300 bps), 5/30/25	1,031,981
1,515,304	WCA Waste Systems, Inc., Initial Term Loan, 4.993% (LIBOR + 250 bps), 8/11/23	1,492,574
	Total Environmental Services	$3,919,899
	Farming & Agriculture - 0.4%
1,190,180	Dole Food Co., Inc., Tranche B Term Loan, 5.249% (LIBOR + 275 bps/PRIME + 175 bps), 4/6/24	$1,178,279
	Total Farming & Agriculture	$1,178,279
	Financial Services - 2.2%
1,461,067	Baring Private Equity Asia VI Holding (2) Ltd., First Lien Initial Dollar Term Loan, 5.493% (LIBOR + 300 bps), 10/26/22	$1,430,019
895,500	Blackhawk Network Holdings, Inc., First Lien Term Loan, 5.493% (LIBOR + 300 bps), 6/15/25	889,008
994,950	Everi Payments, Inc., Term B loan, 5.493% (LIBOR + 300 bps), 5/9/24	992,089
1,315,000	Financial & Risk US Holdings, Inc. (aka Refinitiv), Initial Dollar Term Loan, 6.243% (LIBOR + 375 bps), 10/1/25	1,296,782
969,030	Freedom Mortgage Corp., Initial Term Loan, 7.243% (LIBOR + 475 bps), 2/23/22	976,297
1,020,357	Trans Union LLC, 2017 Replacement Term B-3 Loan, 4.493% (LIBOR + 200 bps), 4/10/23	1,016,530
	Total Financial Services	$6,600,725
	Forest Products - 0.3%
833,368	ProAmpac PG Borrower LLC, First Lien Initial Term Loan, 6.139% (LIBOR + 350 bps), 11/20/23	$820,868
	Total Forest Products	$820,868
	Grocery - 0.8%
1,365,113	Albertson's LLC, 2017-1 Term B-6 Loan, 5.479% (LIBOR + 300 bps), 6/22/23	$1,361,700
805,000	Diplomat Pharmacy, Inc., Initial Term B Loan, 7.0% (LIBOR + 450 bps), 12/20/24	740,600
	Total Grocery	$2,102,300
	Healthcare - 1.2%
1,728,125	Albany Molecular Research, Inc., First Lien Initial Term Loan, 5.743% (LIBOR + 325 bps), 8/30/24	$1,708,684
1,000,000	Albany Molecular Research, Inc., Second Lien Initial Term Loan, 9.493% (LIBOR + 700 bps), 8/30/25	982,500
825,000(b)	Brightspring Health Services, Term Loan, 2/12/26	820,359
	Total Healthcare	$3,511,543
	Healthcare Services - 0.1%
491,250	Team Health Holdings, Inc., Initial Term Loan, 5.243% (LIBOR + 275 bps), 2/6/24	$447,037
	Total Healthcare Services	$447,037
Principal Amount USD ($)		Value
	Healthcare & Pharmaceuticals – 8.4%
1,460,989	Acadia Healthcare Co., Inc., Tranche B-4 Term Loan, 4.993% (LIBOR + 250 bps), 2/16/23	$1,454,901
635,000	Agiliti Health, Inc., Initial Term Loan, 5.563% (LIBOR + 300 bps), 1/4/26	635,778
1,060,681	Alkermes, Inc., 2023 Term Loan, 4.77% (LIBOR + 225 bps), 3/27/23	1,051,400
493,750	Alphabet Holding Co., Inc. (aka Nature's Bounty), First Lien Initial Term Loan, 5.993% (LIBOR + 350 bps), 9/26/24	473,383
1,500,000	Alphabet Holding Co., Inc. (aka Nature's Bounty), Second Lien Initial Term Loan, 10.243% (LIBOR + 775 bps), 9/26/25	1,268,749
910,000(b)	Auris Luxembourg III S.a r.l. (aka Siemens Audiology), Facility B2, 7/24/25	911,895
1,836,569(c)	CCS Medical, Inc. (Chronic Care), Second lien Term Loan, 0.0% (14.00% PIK 0.0% cash) (PRIME + 900 bps), 5/31/19	18,366
1,528,218	CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, 5.879% (LIBOR + 325 bps), 1/27/21	1,525,831
1,225,000	Cidron Healthcare, Ltd. (aka ConvaTec, Inc.), Term B Loan, 5.053% (LIBOR + 225 bps), 10/31/23	1,217,344
1,177,243	Concentra, Inc., First Lien Tranche B-1 Term Loan, 5.27% (LIBOR + 275 bps), 6/1/22	1,174,300
848,980	DaVita, Inc. (fka DaVita HealthCare Partners, Inc.), Tranche B Term Loan, 5.243% (LIBOR + 275 bps), 6/24/21	849,156
1,585,850	Endo Luxembourg Finance Company I S.a.r.l., Initial Term Loan, 6.75% (LIBOR + 425 bps), 4/29/24	1,589,815
886,364	Explorer Holdings, Inc., Initial Term Loan, 6.553% (LIBOR + 375 bps), 5/2/23	882,486
710,759	Gentiva Health Services, Inc., First Lien Closing Date Initial Term Loan, 6.25% (LIBOR + 375 bps), 7/2/25	713,406
811,694	Greatbatch, Ltd., New Term B Loan, 5.51% (LIBOR + 300 bps), 10/27/22	812,116
1,453,608	HC Group Holdings III, Inc., First Lien Refinancing Term Loan, 6.243% (LIBOR + 375 bps), 4/7/22	1,446,340
349,125	Herbalife Nutrition, Ltd., Term Loan B, 5.743% (LIBOR + 325 bps), 8/18/25	349,624
866,145	Horizon Pharma, Inc., Fourth Amendment Refinanced Term Loan, 5.5% (LIBOR + 300 bps), 3/29/24	866,958
497,500	Iqvia, Inc. (Quintiles IMS), Term B-3 Dollar Loan, 4.243% (LIBOR + 175 bps), 6/11/25	496,101
1,497,500	Kindred Healthcare LLC, Closing Date Term Loan, 7.5% (LIBOR + 500 bps), 7/2/25	1,456,319
825,000	NMN Holdings III Corp., First Lien Closing Date Term Loan, 6.244% (LIBOR + 375 bps), 11/13/25	817,781
992,500	PharMerica Corp., First Lien Initial Term Loan, 5.981% (LIBOR + 350 bps), 12/6/24	992,500
434,686	Prestige Brands, Inc., Term B-4 Loan, 4.493% (LIBOR + 200 bps), 1/26/24	432,037
1,955,225	Prospect Medical Holdings, Inc., Term B-1 Loan, 8.063% (LIBOR + 550 bps), 2/22/24	1,779,255
1,785,571	Sterigenics-Nordion Holdings LLC, Incremental Term Loan, 5.493% (LIBOR + 300 bps), 5/15/22	1,752,091
	Total Healthcare & Pharmaceuticals	$24,967,932
	Healthcare, Education & Childcare - 5.5%
1,500,000	Alliance HealthCare Services, Inc., Second Lien Initial Term Loan, 12.493% (LIBOR + 1,000 bps), 4/24/24	$1,492,500
1,420,525	ATI Holdings Acquisition, Inc., First Lien Initial Term Loan, 5.981% (LIBOR + 350 bps), 5/10/23	1,397,442
240,625	Bausch Health Co., Inc. (fka Valeant Pharmaceuticals International, Inc.), First Incremental Term Loan, 5.262% (LIBOR + 275 bps), 11/27/25	239,963
2,475,250	Bausch Health Co., Inc. (fka Valeant Pharmaceuticals International, Inc.), Initial Term Loan, 5.512% (LIBOR + 300 bps), 6/2/25	2,479,581
269,398	Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.), Dollar Term Loan, 4.743% (LIBOR + 225 bps), 5/20/24	268,859
664,875	Kinetic Concepts, Inc., Dollar Term Loan, 6.053% (LIBOR + 325 bps), 2/2/24	664,598
1,993,097	KUEHG Corp. (fka KC MergerSub, Inc.) (aka KinderCare), Term B-3 Loan, 6.553% (LIBOR + 375 bps), 2/21/25	1,981,636
442,125	Lantheus Holdings, Inc., Replacement Term Loan, 6.243% (LIBOR + 375 bps), 6/30/22	441,849
843,065	Life Time Fitness, Inc., 2017 Refinancing Term Loan, 5.379% (LIBOR + 275 bps), 6/10/22	841,089
1,564,669	Quorum Health Corp., Term Loan, 9.243% (LIBOR + 675 bps), 4/29/22	1,573,470
1,610,697	Regionalcare Hospital Partners Holdings, Inc., First Lien Term B Loan, 6.981% (LIBOR + 450 bps), 11/16/25	1,608,181
1,264,757	Select Medical Corp., Tranche B Term Loan, 4.99% (LIBOR + 250 bps/PRIME + 150 bps), 3/6/25	1,256,821
1,742,978	US Renal Care, Inc., First Lien Initial Term Loan, 7.053% (LIBOR + 425 bps), 12/30/22	1,742,978
445,221	Vizient, Inc., Term B-4 Loan, 5.243% (LIBOR + 275 bps), 2/13/23	445,666
	Total Healthcare, Education & Childcare	$16,434,633
	Home & Office Furnishings - 1.1%
1,132,963	Armstrong World Industries, Inc., Term Loan B, 5.371% (LIBOR + 275 bps), 3/31/23	$1,128,006
1,812,377	Serta Simmons Bedding LLC, First Lien Initial Term Loan, 6.008% (LIBOR + 350 bps), 11/8/23	1,518,999
901,867	Serta Simmons Bedding LLC, Second Lien Initial Term Loan, 10.494% (LIBOR + 800 bps), 11/8/24	613,269
	Total Home & Office Furnishings	$3,260,274
	Hotel, Gaming & Leisure - 2.9%
2,090,977	Boyd Gaming Corp., Refinancing Term B Loan, 4.664% (LIBOR + 225 bps), 9/15/23	$2,084,181
494,871	Eldorado Resorts, Inc., Term Loan, 4.868% (LIBOR + 225 bps), 4/17/24	493,002
393,436	ESH Hospitality, Inc., Third Repriced Term Loan, 4.493% (LIBOR + 200 bps), 8/30/23	391,141
1,940,276	Golden Nugget, Inc. (aka Landry's, Inc.), Initial Term B Loan, 5.241% (LIBOR + 275 bps), 10/4/23	1,934,620
426,292	Hilton Worldwide Finance LLC, Series B-2 Term Loan, 4.24% (LIBOR + 175 bps), 10/25/23	426,825
600,000	Marriott Ownership Resorts, Inc., Initial Term Loan, 4.743% (LIBOR + 225 bps), 8/29/25	600,500
1,327,463	MGM Growth Properties Operating Partnership LP, Term B Loan, 4.493% (LIBOR + 200 bps), 3/21/25	1,323,038
450,000	Penn National Gaming, Inc., Term B-1 Facility Loan, 4.841% (LIBOR + 225 bps), 10/15/25	448,634
Principal Amount USD ($)		Value
	Hotel, Gaming & Leisure – (continue)
507,690	Stars Group Holdings BV, USD Term Loan, 6.303% (LIBOR + 350 bps), 7/10/25	$508,914
477,036	Station Casinos LLC, Term B Facility Loan, 5.0% (LIBOR + 250 bps), 6/8/23	473,954
	Total Hotel, Gaming & Leisure	$8,684,809
	Insurance - 4.1%
896,309	Alliant Holdings Intermediate LLC, Initial Term Loan, 5.231% (LIBOR + 275 bps), 5/9/25	$887,626
611,878	AmWINS Group, Inc., First Lien Term Loan, 5.248% (LIBOR + 275 bps), 1/25/24	609,966
2,064,889	Asurion LLC (fka Asurion Corp.), New B-7 Term Loan, 5.493% (LIBOR + 300 bps), 11/3/24	2,067,470
286,831	Asurion LLC (fka Asurion Corp.), Replacement B-6 Term Loan, 5.493% (LIBOR + 300 bps), 11/3/23	287,279
675,000	Asurion LLC (fka Asurion Corp.), Second Lien Replacement B-2 Term Loan, 8.993% (LIBOR + 650 bps), 8/4/25	687,936
2,299,881	Confie Seguros Holding II Co., Term B Loan, 7.379% (LIBOR + 475 bps), 4/19/22	2,297,006
1,847,164	Integro, Ltd., First Lien Initial Term Loan, 8.434% (LIBOR + 575 bps), 10/31/22	1,837,928
1,065,775^	Medical Card System, Inc., Term Loan, 5.5% (LIBOR + 450 bps), 9/2/19	692,754
1,436,335	MPH Acquisition Holdings LLC, Initial Term Loan, 5.553% (LIBOR + 275 bps), 6/7/23	1,424,516
1,649,125	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 5.803% (LIBOR + 300 bps), 5/16/24	1,636,756
	Total Insurance	$12,429,237
	Leasing - 0.7%
678,307	Fly Funding II S.a r.l., Term Loan, 4.7% (LIBOR + 200 bps), 2/9/23	$671,383
1,488,750	IBC Capital I, Ltd. (aka Goodpack, Ltd.), First Lien Tranche B-1 Term Loan, 6.551% (LIBOR + 375 bps), 9/11/23	1,464,558
73,529	Kasima LLC (Digital Cinema Implementation Partners LLC), Term Loan, 5.31% (LIBOR + 250 bps), 5/17/21	73,621
	Total Leasing	$2,209,562
	Leisure & Entertainment - 2.6%
995,000	24 Hour Fitness Worldwide, Inc., Term Loan, 5.993% (LIBOR + 350 bps), 5/30/25	$995,467
1,120,276	AMC Entertainment Holdings, Inc. (fka AMC Entertainment, Inc.), Initial Term Loan, 4.739% (LIBOR + 225 bps), 12/15/22	1,116,361
295,500	CityCenter Holdings LLC, Term B Loan, 4.743% (LIBOR + 225 bps), 4/18/24	293,053
1,937,122	Fitness International LLC, Term B Loan, 5.743% (LIBOR + 325 bps), 4/18/25	1,930,462
1,815,420	MCC Iowa LLC, Tranche M Term Loan, 4.42% (LIBOR + 200 bps), 1/15/25	1,810,881
1,286,450	Six Flags Theme Parks, Inc., Tranche B Term Loan, 4.5% (LIBOR + 175 bps), 6/30/22	1,282,697
	Total Leisure & Entertainment	$7,428,921
	Machinery - 3.4%
493,750	AI Aqua Merger Sub, Inc., 2017 First Lien Incremental Term Loan B, 5.743% (LIBOR + 325 bps), 12/13/23	$477,498
367,500	AI Aqua Merger Sub, Inc., First Lien Tranche B-1 Term Loan, 5.743% (LIBOR + 325 bps), 12/13/23	354,944
433,852	Blount International, Inc., New Refinancing Term Loan, 6.243% (LIBOR + 375 bps), 4/12/23	434,937
585,044	Clark Equipment Co. (aka Doosan Bobcat, Inc.), Repriced Term Loan, 4.803% (LIBOR + 200 bps), 5/18/24	580,200
713,250	Columbus McKinnon Corp., Repriced Term Loan, 5.303% (LIBOR + 250 bps), 1/31/24	713,250
914,286	CTC AcquiCo GmbH, Facility B2, 5.629% (LIBOR + 300 bps), 3/7/25	900,571
857,252	Gardner Denver, Inc., Tranche B-1 Dollar Term Loan, 5.243% (LIBOR + 275 bps), 7/30/24	858,145
462,500	Hyster-Yale Group, Inc., Term Loan, 5.743% (LIBOR + 325 bps), 5/30/23	461,344
815,089	Milacron LLC, Term B Loan, 4.993% (LIBOR + 250 bps), 9/28/23	806,433
582,156	NN, Inc., Tranche B Term Loan, 6.243% (LIBOR + 375 bps), 10/19/22	571,241
1,081,477	Shape Technologies Group, Inc., Initial Term Loan, 5.776% (LIBOR + 300 bps), 4/21/25	1,073,366
822,034	Terex Corp., Incremental US Term Loan, 4.493% (LIBOR + 200 bps), 1/31/24	815,869
987,607	TMK Hawk Parent Corp., First Lien Initial Term Loan, 6.0% (LIBOR + 350 bps), 8/28/24	864,978
1,035,865	Welbilt, Inc. (fka Manitowoc Foodservice, Inc.), Term B Loan, 4.993% (LIBOR + 250 bps), 10/23/25	1,033,276
	Total Machinery	$9,946,052
	Media - 2.6%
652,365	Altice France SA, USD TLB-[13] Incremental Term Loan, 6.489% (LIBOR + 400 bps), 8/14/26	$636,871
344,750	Cable One, Inc., Incremental Term B-1 Loan, 4.24% (LIBOR + 175 bps), 5/1/24	344,463
500,000	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), February 2019 Incremental Term Loan, 5.591% (LIBOR + 300 bps), 4/15/27	499,063
491,250	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), March 2017 Refinancing Term Loan, 4.739% (LIBOR + 225 bps), 7/17/25	487,259
314,548	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), October 2018 Incremental Term Loan, 4.739% (LIBOR + 225 bps), 1/15/26	312,975
342,128	Outfront Media Capital LLC (Outfront Media Capital Corp.), Term Loan, 4.514% (LIBOR + 200 bps), 3/18/24	341,443
2,175,023	Quincy Media, Inc. (fka Quincy Newspapers, Inc.), Term Loan B, 5.507% (LIBOR + 300 bps/PRIME + 200 bps), 11/2/22	2,164,148
1,198,436	Townsquare Media, Inc., Additional Term B Loan, 5.493% (LIBOR + 300 bps), 4/1/22	1,189,447
2,019,950	Univision Communications, Inc., 2017 Replacement Repriced First Lien Term Loan, 5.243% (LIBOR + 275 bps), 3/15/24	1,885,498
	Total Media	$7,861,167
	Metals & Mining - 4.7%
1,592,000	Aleris International, Inc., Initial Term Loan, 7.243% (LIBOR + 475 bps), 2/27/23	$1,600,955
1,900,979	Atkore International, Inc., First Lien Initial Incremental Term Loan, 5.56% (LIBOR + 275 bps), 12/22/23	1,889,887
Principal Amount USD ($)		Value
	Metals & Mining – (continue)
621,875	Ball Metalpack Finco LLC, First Lien Initial Term Loan, 6.993% (LIBOR + 450 bps), 7/31/25	$616,465
1,572,500	Big River Steel LLC, Closing Date Term Loan, 7.803% (LIBOR + 500 bps), 8/23/23	1,563,655
944,621	BWay Holding Co., Initial Term Loan, 6.033% (LIBOR + 325 bps), 4/3/24	928,562
2,208,080	Global Brass and Copper, Inc. Initial Term Loan, 5.0% (LIBOR + 250 bps), 5/29/25	2,205,320
950,000	Oxbow Carbon LLC, First Lien Tranche B Term Loan, 5.993% (LIBOR + 350 bps), 1/4/23	951,188
919,179	Phoenix Services International LLC, Term B Loan, 6.267% (LIBOR + 375 bps), 3/1/25	911,136
796,463	TMS International Corp. (aka Tube City IMS Corp.), Term B-2 Loan, 5.398% (LIBOR + 275 bps), 8/14/24	784,516
2,391,558	Zekelman Industries, Inc. (fka JMC Steel Group, Inc.), Term Loan, 4.73% (LIBOR + 225 bps), 6/14/21	2,376,909
	Total Metals & Mining	$13,828,593
	Oil & Gas - 5.2%
2,550,000	BCP Raptor II LLC, Initial Term Loan, 7.37% (LIBOR + 475 bps), 11/3/25	$2,486,250
1,000,000	California Resources Corp., Term Loan, 12.868% (LIBOR + 1,038 bps), 12/31/21	1,050,000
330,000(b)	Centurion Pipeline Co. LLC (fka Lotus Midstream LLC), Initial Term Loan, 9/29/25	330,000
1,389,500	Delek US Holdings, Inc., Initial Term Loan, 4.75% (LIBOR + 225 bps), 3/31/25	1,373,868
2,250,000	Encino Acquisition Partners Holdings LLC, Second Lien Initial Term Loan, 9.243% (LIBOR + 675 bps), 10/29/25	2,188,125
800,000	Equitrans Midstream Corp., Term Loan, 7.0% (LIBOR + 450 bps), 1/31/24	803,000
181,446	Gavilan Resources LLC, Second Lien Initial Term Loan, 8.49% (LIBOR + 600 bps), 3/1/24	145,610
2,009,434	Gulf Finance LLC, Tranche B Term Loan, 7.867% (LIBOR + 525 bps), 8/25/23	1,612,570
600,993	Keane Group Holdings LLC, Initial Term Loan, 6.25% (LIBOR + 375 bps), 5/25/25	580,334
397,000	Lucid Energy Group II Borrower LLC, Initial Term Loan, 5.49% (LIBOR + 300 bps), 2/17/25	393,824
1,237,500	Medallion Midland Acquisition LLC, Initial Term Loan, 5.743% (LIBOR + 325 bps), 10/30/24	1,207,336
623,438	NorthRiver Midstream Finance LP, Initial Term B Loan, 6.047% (LIBOR + 325 bps), 10/1/25	624,477
982,583	Summit Midstream Partners Holdings LLC, Term Loan Credit Facility, 8.493% (LIBOR + 600 bps), 5/13/22	975,624
1,496,250	Traverse Midstream Partners LLC, Advance Term Loan, 6.6% (LIBOR + 400 bps), 9/27/24	1,499,979
	Total Oil & Gas	$15,270,997
	Personal, Food & Miscellaneous Services - 3.4%
1,113,157	CSM Bakery Solutions, Ltd. (fka CSM Bakery Supplies, Ltd.), First Lien Term Loan, 6.8% (LIBOR + 400 bps), 7/3/20	$1,044,976
1,096,500	Diamond (BC) BV (aka Diversey), Initial USD Term Loan, 5.744% (LIBOR + 300 bps), 9/6/24	1,061,321
1,543,362	IRB Holding Corp. (aka Arby’s/Buffalo Wild Wings), Term B Loan, 5.744% (LIBOR + 325 bps), 2/5/25	1,534,544
1,525,000	Knowlton Development Corp., Inc., Initial Term Loan, 6.743% (LIBOR + 425 bps), 12/22/25	1,523,094
908,093	Match Group, Inc. (fka The Match Group, Inc.), Additional Term B-1 Loan, 5.078% (LIBOR + 250 bps), 11/16/22	905,823
756,424	Parfums Holding Co., Inc., First Lien Initial Term Loan, 6.879% (LIBOR + 425 bps), 6/30/24	750,751
1,000,000	Parfums Holding Co., Inc., Second Lien Initial Term Loan, 11.56% (LIBOR + 875 bps), 6/30/25	995,000
1,582,292	Prime Security Services Borrower LLC (aka Protection 1 Security Solutions) , First Lien December 2018 Incremental Term B-1 Loan, 5.243% (LIBOR + 275 bps), 5/2/22	1,580,314
925,889	Revlon Consumer Products Corp., Initial Term Loan B, 6.128% (LIBOR + 350 bps), 9/7/23	695,960
	Total Personal, Food & Miscellaneous Services	$10,091,783
	Printing & Publishing - 1.3%
750,700	A-L Parent LLC (aka Learfield Communications), First Lien Initial Term Loan, 5.75% (LIBOR + 325 bps), 12/1/23	$750,700
1,630,913	Red Ventures LLC (New Imagitas, Inc.), First Lien Term B-1 Loan, 5.493% (LIBOR + 300 bps), 11/8/24	1,630,404
914,358	Springer Nature Deutschland GmbH, Initial Term B13 Loan, 5.993% (LIBOR + 350 bps), 8/15/22	914,587
549,911	Trader Corp., First Lien 2017 Refinancing Term Loan, 5.493% (LIBOR + 300 bps), 9/28/23	547,849
	Total Printing & Publishing	$3,843,540
	Professional & Business Services - 2.5%
1,500,000	athenahealth, Inc., First Lien Term B Loan, 7.197% (LIBOR + 450 bps), 2/11/26	$1,486,875
1,262,213	GW Honos Security Corp. (Garda World Security Corp.), Term B Loan, 6.236% (LIBOR + 350 bps), 5/24/24	1,255,375
1,496,250	Interior Logic Group Holdings IV LLC, Initial Term Loan, 6.803% (LIBOR + 400 bps), 5/30/25	1,483,158
443,141	LPL Holdings, Inc., Tranche B Term Loan, 4.732% (LIBOR + 225 bps), 9/23/24	440,556
665,188	Pre-Paid Legal Services, Inc. (aka LegalShield), First Lien Initial Term Loan, 5.493% (LIBOR + 300 bps), 5/1/25	658,536
985,050	SIWF Holdings, Inc. (aka Spring Window Fashions), First Lien Initial Term Loan, 6.731% (LIBOR + 425 bps), 6/15/25	983,819
1,197,000	Verscend Holding Corp., Term B Loan, 6.993% (LIBOR + 450 bps), 8/27/25	1,198,870
	Total Professional & Business Services	$7,507,189
	Retail - 5.3%
1,471,306	1011778 BC Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 4.743% (LIBOR + 225 bps), 2/16/24	$1,462,478
987,500	Bass Pro Group LLC, Initial Term Loan, 7.493% (LIBOR + 500 bps), 9/25/24	987,500
1,025,076	CDW LLC (aka AP Exhaust Acquisition LLC) (fka CDW Corp.), Term Loan, 4.25% (LIBOR + 175 bps), 8/17/23	1,025,484
496,253	Dhanani Group, Inc., Term Loan, 6.243% (LIBOR + 375 bps), 7/20/25	490,670
1,427,430	Global Appliance, Inc. (aka SharkNinja Operating LLC), Tranche B Term Loan, 6.5% (LIBOR + 400 bps), 9/29/24	1,429,214
299,250	HD Supply, Inc., Term B-5 Loan, 4.243% (LIBOR + 175 bps), 10/17/23	298,315
477,707	J.C. Penney Corp., Inc., Term Loan, 6.879% (LIBOR + 425 bps), 6/23/23	423,965
1,119,302	Men's Wearhouse, Inc., Tranche B-2 Term Loan, 5.759% (LIBOR + 325 bps), 4/9/25	1,116,504
Principal Amount USD ($)		Value
	Retail - (continued)
735,482	Michaels Stores, Inc., 2018 New Replacement Term B Loan, 4.99% (LIBOR + 250 bps), 1/30/23	$731,584
1,492,147	Neiman Marcus Group, Ltd., LLC, Other Term Loan, 5.763% (LIBOR + 325 bps), 10/25/20	1,372,508
246,250	NPC International, Inc., First Lien Initial Term Loan, 6.051% (LIBOR + 350 bps), 4/19/24	231,783
2,415,573	PetSmart, Inc., Tranche B-2 Term Loan, 5.52% (LIBOR + 300 bps), 3/11/22	2,065,817
413,920	Shutterfly, Inc., Incremental Term Loan, 5.25% (LIBOR + 275 bps), 8/17/24	409,522
2,411,913	Staples, Inc., Closing Date Term Loan, 6.509% (LIBOR + 400 bps), 9/12/24	2,400,104
1,650,000	United Natural Foods, Inc., Initial Term Loan, 6.743% (LIBOR + 425 bps), 10/22/25	1,468,500
	Total Retail	$15,913,948
	Securities & Trusts - 0.7%
614,328	Deerfield Dakota Holding LLC (fka Dakota Holding Corp.) (aka Duff & Phelps), Initial Term Loan, 5.743% (LIBOR + 325 bps), 2/13/25	$604,729
1,000,000	Fastlane Parent Co., Inc., First Lien Initial Term Loan, 7.303% (LIBOR + 450 bps), 2/4/26	1,000,000
563,468	Guggenheim Partners Investment Management Holdings LLC, Term B Loan, 5.243% (LIBOR + 275 bps), 7/21/23	564,641
	Total Securities & Trusts	$2,169,370
	Telecommunications - 4.4%
2,514,079	CenturyLink, Inc., Initial Term B Loan, 5.243% (LIBOR + 275 bps), 1/31/25	$2,480,139
1,036,000(b)	Commscope, Inc., Term Loan B, 2/6/26	1,041,827
104,500	Commscope, Inc., Tranche 5 Term Loan, 4.493% (LIBOR + 200 bps), 12/29/22	104,382
1,587,209	Frontier Communications Corp., Term B-1 Loan, 6.25% (LIBOR + 375 bps), 6/15/24	1,533,641
1,083,926	Go Daddy Operating Co. LLC (GD Finance Co, Inc.), Tranche B-1 Term Loan, 4.743% (LIBOR + 225 bps), 2/15/24	1,083,661
1,243,406	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 4.731% (LIBOR + 225 bps), 2/22/24	1,241,852
1,033,952	Plantronics, Inc., Initial Term B Loan, 4.993% (LIBOR + 250 bps), 7/2/25	1,023,612
247,500	Securus Technologies Holdings, Inc, First Lien Initial Term Loan, 6.993% (LIBOR + 450 bps), 11/1/24	246,649
350,000	Sprint Communications, Inc., 2006 Incremental Term Loan, 5.5% (LIBOR + 300 bps), 2/2/24	347,594
2,534,900	Sprint Communications, Inc., Initial Term Loan, 5.0% (LIBOR + 250 bps), 2/2/24	2,506,319
1,117,713	Virgin Media Bristol LLC, Facility K, 4.989% (LIBOR + 250 bps), 1/15/26	1,111,985
540,217	Windstream Services LLC (fka Windstream Corp.), Tranche B-6 Term Loan, 6.49% (LIBOR + 400 bps), 3/29/21	527,251
	Total Telecommunications	$13,248,912
	Transport - 1.9%
1,500,000	Deck Chassis Acquisition, Inc., Second Lien Initial Term Loan, 8.693% (LIBOR + 600 bps), 6/15/23	$1,486,875
1,938,172	Livingston International, Inc., First Lien Refinancing Term B-3 Loan, 8.553% (LIBOR + 575 bps), 3/20/20	1,943,018
1,140,627	Navios Maritime Partners LP (Navios Partners Finance (US), Inc.), Initial Term Loan, 7.78% (LIBOR + 500 bps), 9/14/20	1,137,062
318,759	Patriot Container Corp. (aka Wastequip), First Lien Closing Date Term Loan, 5.993% (LIBOR + 350 bps), 3/20/25	315,572
760,000	Syncreon Global Finance (US), Inc. (Syncreon Group BV), Term Loan, 6.994% (LIBOR + 425 bps), 10/28/20	585,200
	Total Transport	$5,467,727
	Transportation - 1.4%
861,682	DynCorp International, Inc., Term Loan B2, 8.481% (LIBOR + 600 bps), 7/7/20	$857,374
725,000	Envision Healthcare Corp., Initial Term Loan, 6.243% (LIBOR + 375 bps), 10/10/25	699,738
2,803,399	YRC Worldwide, Inc., Tranche B-1 Term Loan, 11.244% (LIBOR + 850 bps), 7/26/22	2,743,827
	Total Transportation	$4,300,939
	Utilities - 2.5%
1,089,158	APLP Holdings, Ltd. Partnership, Term Loan, 5.243% (LIBOR + 275 bps), 4/13/23	$1,080,079
1,435,500	Calpine Construction Finance Co., LP, Term B Loan, 4.993% (LIBOR + 250 bps), 1/15/25	1,425,631
1,198,956	Calpine Corp., Term Loan, 5.31% (LIBOR + 250 bps), 1/15/24	1,194,031
703,737	Compass Power Generation LLC, Tranche B-1 Term Loan, 5.993% (LIBOR + 350 bps), 12/20/24	704,066
1,199,365	Eastern Power LLC (Eastern Covert Midco LLC) (aka TPF II LC LLC), Term Loan, 6.243% (LIBOR + 375 bps), 10/2/23	1,194,496
858,181	NRG Energy, Inc., Term Loan, 4.243% (LIBOR + 175 bps), 6/30/23	855,916
680,279	St. Joseph Energy Center LLC, Term B Loan Advance, 6.0% (LIBOR + 350 bps), 4/10/25	676,027
438,900	Vistra Operations Co., LLC (fka Tex Operations Co. LLC), Initial Term Loan, 4.493% (LIBOR + 200 bps), 8/4/23	438,117
	Total Utilities	$7,568,363
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $401,956,340)	$392,792,680
Shares		Value
	COMMON STOCKS - 0.1% of Net Assets
	Biotechnology - 0.0%†
2,454(d)	Progenics Pharmaceuticals, Inc.	$10,847
	Total Biotechnology	$10,847
	Health Care Technology - 0.0%†
209,625^(d)	Medical Card System, Inc.	$2,096
	Total Health Care Technology	$2,096
	Interactive Media & Services - 0.0%†
1,242(d)	Solocal Group	$695
	Total Interactive Media & Services	$695
Shares		Value
	Specialty Retail - 0.1%
91,346^(d)	Targus Cayman SubCo., Ltd.	$190,000
	Total Specialty Retail	$190,000
	TOTAL COMMON STOCKS
	(Cost $334,200)	$203,638
Principal Amount USD ($)		Value
	ASSET BACKED SECURITY - 0.2% of Net Assets
500,000(a)	Hertz Fleet Lease Funding LP, Series 2016-1, Class E, 6.017% (1 Month USD LIBOR + 350 bps), 4/10/30 (144A)	$501,466
	TOTAL ASSET BACKED SECURITY
	(Cost $503,250)	$501,466
	COLLATERALIZED MORTGAGE OBLIGATION - 0.3% of Net Assets
760,000(a)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class B2, 0.0% (1 Month USD LIBOR + 1,225 bps), 2/25/49 (144A)	$762,131
	TOTAL COLLATERALIZED MORTGAGE OBLIGATION
	(Cost $760,000)	$762,131
	CORPORATE BONDS - 6.8% of Net Assets
	Aerospace & Defense - 0.3%
1,000,000	Bombardier, Inc., 6.0%, 10/15/22 (144A)	$1,005,000
	Total Aerospace & Defense	$1,005,000
	Airlines - 0.1%
365,000	Air Canada 2015-1 Class C Pass Through Trust, 5.0%, 3/15/20 (144A)	$366,898
	Total Airlines	$366,898
	Banks - 0.4%
1,100,000(e)(f)	BNP Paribas SA, 7.625% (5 Year USD Swap Rate + 631 bps) (144A)	$1,159,125
	Total Banks	$1,159,125
	Chemicals - 0.2%
758,000	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)	$655,670
	Total Chemicals	$655,670
	Commercial Services - 0.3%
900,000	United Rentals North America, Inc., 4.625%, 7/15/23	$917,325
	Total Commercial Services	$917,325
	Diversified Financial Services - 0.6%
1,700,000	Avation Capital SA, 6.5%, 5/15/21 (144A)	$1,687,250
	Total Diversified Financial Services	$1,687,250
	Entertainment - 0.5%
1,500,000	Enterprise Development Authority, 12.0%, 7/15/24 (144A)	$1,511,250
	Total Entertainment	$1,511,250
	Forest Products & Paper - 0.5%
1,515,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)	$1,488,488
	Total Forest Products & Paper	$1,488,488
	Healthcare-Services - 0.2%
500,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/23	$481,250
48,000	CHS/Community Health Systems, Inc., 8.125%, 6/30/24 (144A)	40,320
	Total Healthcare-Services	$521,570
	Media - 0.4%
300,000	CSC Holdings LLC, 5.5%, 4/15/27 (144A)	$300,672
1,000,000	Sirius XM Radio, Inc., 3.875%, 8/1/22 (144A)	996,250
	Total Media	$1,296,922
	Oil & Gas - 0.5%
245,000	Gulfport Energy Corp., 6.625%, 5/1/23	$240,100
1,300,000	Resolute Energy Corp., 8.5%, 5/1/20	1,303,250
	Total Oil & Gas	$1,543,350
	Oil & Gas Services - 0.7%
1,000,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.0%, 10/1/22	$990,000
1,000,000	FTS International, Inc., 6.25%, 5/1/22	951,250
	Total Oil & Gas Services	$1,941,250
	Pharmaceuticals - 0.3%
1,000,000	Bausch Health Cos., Inc., 5.5%, 11/1/25 (144A)	$1,008,750
	Total Pharmaceuticals	$1,008,750
	Retail - 0.1%
208,000	Penske Automotive Group, Inc., 3.75%, 8/15/20	$206,673
	Total Retail	$206,673
	Telecommunications - 1.1%
1,000,000	Frontier Communications Corp., 11.0%, 9/15/25	$638,750
750,000	Hughes Satellite Systems Corp., 5.25%, 8/1/26	733,125
2,000,000(g)	Windstream Services LLC/Windstream Finance Corp., 8.625%, 10/31/25 (144A)	1,865,000
	Total Telecommunications	$3,236,875
	Transportation - 0.6%
1,000,000(a)	Golar LNG Partners LP, 7.063% (3 Month USD LIBOR + 440 bps), 5/22/20	$987,500
800,000(a)	Golar LNG Partners LP, 8.934% (3 Month USD LIBOR + 625 bps), 5/18/21 (144A)	796,046
	Total Transportation	$1,783,546
	TOTAL CORPORATE BONDS
	(Cost $20,689,856)	$20,329,942
Principal Amount USD ($)		Value
	INSURANCE-LINKED SECURITIES - 2.2% of Net Assets (h)
	Catastrophe Linked Bonds - 0.4%
	Earthquakes - California - 0.1%
250,000(a)	Ursa Re, 3.5% (ZERO + 350 bps), 5/27/20 (144A)	$247,750
	Multiperil - U.S. - 0.3%
250,000(a)	Kilimanjaro Re, 9.185% (3 Month U.S. Treasury Bill + 675 bps), 12/6/19 (144A)	$251,350
250,000(a)	Kilimanjaro Re, 11.685% (3 Month U.S. Treasury Bill + 925 bps), 12/6/19 (144A)	251,350
400,000(a)	Kilimanjaro II Re, 8.293% (6 Month USD LIBOR + 572 bps), 4/20/21 (144A)	403,600
		$906,300
	Total Catastrophe Linked Bonds	$1,154,050
	Collateralized Reinsurance - 0.4%
	Earthquakes - California - 0.1%
250,000+(d)	Resilience Re, 4/8/19	$254,850
	Multiperil - Worldwide - 0.2%
307,363+	Kilarney Re 2018, 4/15/19	$277,241
250,000+(d)	Resilience Re, 10/15/19	268,125
300,000+(d)	Resilience Re, 5/1/19	3,000
		$548,366
	Windstorm - Florida - 0.1%
250,000+	Formby Re 2018, 6/15/19	$253,500
86,906+(d)	Formby Re 2018-2, 6/30/19	713
		$254,213
	Windstorm - U.S. Regional - 0.0%†
250,000+(d)	Promissum Re 2018, 6/15/19	$18,300
	Total Collateralized Reinsurance	$1,075,729
	Reinsurance Sidecars - 1.4%
	All Natural Peril - Worldwide - 0.1%
380,000+(d)	Eden Re II, 3/22/23 (144A)	$386,688
	Multiperil - U.S. - 0.1%
250,000+	Carnoustie Re 2016, 11/30/20	$6,750
250,000+(d)	Carnoustie Re 2017, 11/30/21	63,550
250,000+(d)	Harambee Re 2018, 12/31/21	220,100
76,163+(d)	Harambee Re 2019, 12/31/22	76,612
		$367,012
	Multiperil - Worldwide - 1.2%
250,000+(d)	Alturas Re 2019-2, 3/10/22	$251,275
250,000+(d)	Bantry Re 2016, 3/31/20	20,150
1,270,809+	Berwick Re 2018-1, 12/31/21	209,811
978,371+(d)	Berwick Re 2019-1, 12/31/22	993,340
20,000+(d)	Eden Re II, 3/22/22 (144A)	63,006
250,000+	Gleneagles Re 2016, 11/30/20	15,500
250,000+(d)	Limestone Re 2018, 3/1/22	258,450
300,000+(d)	Lorenz Re 2018, 7/1/21	218,490
300,000+(d)	Merion Re 2018-2, 12/31/21	296,220
400,000+	Pangaea Re 2016-1, 11/30/20	520
400,000+	Pangaea Re 2017-1, 11/30/21	-
400,000+(d)	Pangaea Re 2018-1, 12/31/21	23,520
400,000+(d)	Pangaea Re 2018-3, 7/1/22	341,320
327,699+(d)	Pangaea Re 2019-1, 2/1/23	330,470
250,000+(d)	Sector Re V, Series 8, Class C, 12/1/23 (144A)	258,204
400,000+(d)	St. Andrews Re 2017-1, 2/1/20	27,120
347,597+(d)	St. Andrews Re 2017-4, 6/1/19	34,204
253,645+	Woburn Re 2018, 12/31/21	107,799
244,914+(d)	Woburn Re 2019, 12/31/22	249,518
		$3,698,917
	Total Reinsurance Sidecars	$4,452,617
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $6,945,146)	$6,682,396
	U.S. GOVERNMENT AND AGENCY OBLIGATION - 2.6% of Net Assets
8,000,000(i)	U.S. Treasury Bills, 3/26/19	$7,986,736
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
	(Cost $7,986,817)	$7,986,736
Shares		Value
	INVESTMENT COMPANIES - 1.7% of Net Assets
40,000	BlackRock Floating Rate Income Strategies Fund, Inc.	$517,200
30,000	Eaton Vance Floating-Rate Income Trust	408,900
50,000	First Trust Senior Floating Rate Income Fund II	613,500
50,000	Invesco Senior Income Trust	212,000
42,000	Invesco Senior Loan ETF (formerly, PowerShares Senior Loan Portfolio)	957,600
27,000	iShares iBoxx $ High Yield Corporate Bond ETF	2,315,250
	TOTAL INVESTMENT COMPANIES
	(Cost $5,127,287)	$5,024,450
Principal Amount USD ($)		Value
	TEMPORARY CASH INVESTMENTS - 0.8% of Net Assets
	REPURCHASE AGREEMENTS - 0.8%
755,000	$755,000 Royal Bank of Canada, 2.53%, dated 2/28/19 plus accrued interest on 3/1/19 collateralized by $770,155 Federal National Mortgage Association, 3.5% - 4.5%, 5/1/48 - 2/1/49	$755,000
965,000	$965,000 ScotiaBank, 2.55%, dated 2/28/19 plus accrued interest on 3/1/19 collateralized by the following: $76 Freddie Mac Giant, 4.5%, 6/1/42 $984,310 U.S. Treasury Notes, 0.1% - 2.5%, 1/15/22 - 3/31/23	965,000
565,000	$565,000 TD Securities USA LLC, 2.53%, dated 2/28/19 plus accrued interest on 3/1/19 collateralized by $576,300 Freddie Mac Giant, 4.0%, 10/1/45	565,000
		$2,285,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $2,285,000)	$2,285,000
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 146.5%
	(Cost $446,587,896)	$436,568,439
	OTHER ASSETS AND LIABILITIES - (46.5)%	$(138,513,242)
	NET ASSETS - 100.0%	$298,055,197

bps	Basis Points.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
ZERO	Zero Constant Index.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At February 28, 2019, the value of these securities amounted to $16,006,264, or 5.4% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at February 28, 2019.

^	Security is valued using fair value methods (other than supplied by independent pricing services).
+	Security that used significant unobservable inputs to determine its value.
(a)	Floating rate note. Coupon rate, reference index and spread shown at February 28, 2019.
(b)	This term loan will settle after February 28, 2019, at which time the interest rate will be determined.
(c)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(d)	Non-income producing security.
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at February 28, 2019.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Security is in default.
(h)	Securities are restricted as to resale.
(i)	Security issued with a zero coupon. Income is recognized through accretion of discount.

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION

Notional Amount ($)(1)	Obligation Reference/ Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized Appreciation (Depreciation)	Market Value
1,023,000	Markit CDX North America High Yield Index Series 24	Receive	5.00%	6/20/20	$54,634	$(1,831)	$52,803
1,048,100	Markit CDX North America High Yield Index Series 25	Receive	5.00%	12/20/20	58,123	4,006	62,129
TOTAL SWAP CONTRACTS					$112,757	$2,175	$114,932

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives Quarterly.

Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.

Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of February 28, 2019, in valuing the Trust's investments.

	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests
Insurance	$–	$11,736,483	$692,754	$12,429,237
All Other Senior Secured Floating Rate Loan Interests	–	380,363,443	–	380,363,443
Common Stocks
Health Care Technology	–	–	2,096	2,096
Specialty Retail	–	–	190,000	190,000
All Other Common Stocks	11,542	–	–	11,542
Asset Backed Security	–	501,466	–	501,466
Collateralized Mortgage Obligation	–	762,131	–	762,131
Corporate Bonds	–	20,329,942	–	20,329,942
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes - California	–	–	254,850	254,850
Multiperil - Worldwide	–	–	548,366	548,366
Windstorm - Florida	–	–	254,213	254,213
Windstorm - U.S. Regional	–	–	18,300	18,300
Reinsurance Sidecars
All Natural Peril - Worldwide	–	–	386,688	386,688
Multiperil – U.S.	–	–	367,012	367,012
Multiperil - Worldwide	–	–	3,698,917	3,698,917
All Other Insurance-Linked Securities	–	1,154,050	–	1,154,050
U.S. Government and Agency Obligation	–	7,986,736	–	7,986,736
Investment Companies	5,024,450	–	–	5,024,450
Repurchase Agreements	–	2,285,000	–	2,285,000
Total Investments in Securities	$5,035,992	$425,119,251	$6,413,196	$436,568,439
Other Financial Instruments
Swap contracts, at value	$–	$114,932	$–	$114,932
Total Other Financial Instruments	$–	$114,932	$–	$114,932

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Balance as of 11/30/18	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Accrued discounts/ premiums	Transfers into Level 3*	Transfers out of Level 3*	Balance as of 2/28/19
Senior Secured Floating Rate Loan Interests
Insurance	$692,754	$--	$(10,195)	$–	$–	$10,195	$–	$–	$692,754
Common Stocks
Health Care Technology	2,096	–	–	–	–	–	–	–	2,096
Specialty Retail	190,000	–	–	–	–	–	–	–	190,000
Insurance-Linked Securities Collateralized
Reinsurance
Earthquakes - California	550,000	–	5,330	–	(300,480)	–	–	–	254,850
Multiperil - Worldwide	544,491	–	(31,756)	35,631	–	–	–	–	548,366
Windstorm - Florida	337,986	–	4,331	86,907	(175,011)	–	–	–	254,213
Windstorm - U.S. Regional	248,750	–	1,243	–	(231,693)	–	–	–	18,300
Industry Loss
Warranties
Multiperil - U.S.	400,469	(1,836)	(24,731)	27,574	(401,476)	–	–	–	–
Reinsurance Sidecars
All Natural Peril - Worldwide	–	–	6,688	380,000	–	–	–	–	386,688
Multiperil - U.S.	295,675	–	(4,826)	76,163	–	–	–	–	367,012
Multiperil - Worldwide	3,493,097	20,150	(104,331)	2,071,135	(1,781,134)	–	–	–	3,698,917
Total	$6,755,318	$18,314	$(158,247)	$2,677,410	$(2,889,794)	$10,195	$–	$–	$6,413,196

* Transfers are calculated on the beginning of period values. For the three months ended February 28, 2019, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at February 28, 2019: $(151,777).

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Floating Rate Trust

By (Signature and Title)* /s/ Lisa M.Jones
           Lisa M.Jones, President and Chief Executive Officer

Date April 29, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
           Lisa M.Jones, President and Chief Executive Officer

Date April 29, 2019

By (Signature and Title)* /s/ Mark E. Bradley
                                        Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date April 29, 2019

* Print the name and title of each signing officer under his or her signature.